LGE-Q3

Quarterly Report
July 31, 2026
MFS®  Global Equity Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 3.6%
Honeywell Aerospace, Inc. (a)	52,100	$10,771,154
Melrose Industries PLC	2,636,451	16,192,819
MTU Aero Engines Holding AG	29,708	12,394,465
Rolls-Royce Holdings PLC	629,771	12,505,096
		$51,863,534
Alcoholic Beverages – 3.4%
Carlsberg Group	59,823	$8,803,056
Davide Campari-Milano N.V. (l)	2,351,826	15,990,000
Diageo PLC	204,908	4,513,913
Pernod Ricard S.A.	256,206	20,127,275
		$49,434,244
Apparel, Footwear, & Accessories – 2.3%
Burberry Group PLC (a)	439,444	$7,130,975
Compagnie Financiere Richemont S.A.	45,958	10,852,102
LVMH Moet Hennessy Louis Vuitton SE	28,168	15,433,789
		$33,416,866
Auto & Auto Components – 0.5%
Aptiv PLC (a)	114,857	$6,485,975
Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	321,934	$33,880,334
Julius Baer Group Ltd.	61,206	5,366,172
		$39,246,506
Business Services – 4.1%
Accenture PLC, “A”	64,563	$10,712,293
Equifax, Inc.	25,949	4,479,316
Experian PLC	437,406	16,587,834
Intertek Group PLC (a)	85,998	6,768,782
TransUnion	267,648	21,042,486
		$59,590,711
Chemicals – 5.0%
Air Liquide S.A.	56,570	$11,136,696
Air Products & Chemicals, Inc.	37,999	11,205,525
FUJIFILM Holdings Corp.	382,900	9,077,646
Linde PLC	42,739	20,445,483
Symrise AG	207,666	21,336,781
		$73,202,131
Conglomerates – 0.9%
Honeywell International, Inc.	52,100	$12,662,905
Construction – 2.2%
CRH PLC	193,194	$18,355,362
James Hardie Industries PLC (a)	509,309	13,389,734
		$31,745,096
Consumer Products – 2.2%
Haleon PLC	3,089,227	$15,126,016
International Flavors & Fragrances, Inc.	215,383	17,062,641
		$32,188,657

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 6.0%
CME Group, Inc.	47,117	$12,617,462
Deutsche Boerse AG	40,111	12,132,424
London Stock Exchange Group PLC	114,517	12,961,497
Visa, Inc., “A”	135,629	49,657,846
		$87,369,229
Electrical Equipment – 4.9%
Amphenol Corp., “A”	105,073	$16,885,231
Legrand S.A.	110,742	16,715,223
Schneider Electric SE	107,725	36,163,082
Versigent PLC	44,723	1,849,296
		$71,612,832
Energy - Independent – 0.8%
TotalEnergies SE	137,258	$12,191,411
Food & Drug Stores – 1.0%
Seven & I Holdings Co. Ltd.	1,089,100	$14,436,453
Global Systemically Important Banks – 3.3%
BNP Paribas S.A.	144,841	$18,362,217
Goldman Sachs Group, Inc.	6,547	6,667,334
UBS Group AG	442,656	23,297,684
		$48,327,235
Hardware, Peripherals, & Assembly – 4.0%
Amadeus IT Group S.A.	309,005	$19,205,936
Arista Networks, Inc. (a)	142,989	25,788,066
Samsung Electronics Co. Ltd.	73,590	13,253,383
		$58,247,385
Insurance – 3.9%
Aon PLC	47,675	$17,189,221
Beazley PLC	219,507	3,817,823
Willis Towers Watson PLC	107,809	36,215,199
		$57,222,243
Interactive Media Services – 4.3%
Alphabet, Inc., “A”	177,048	$63,052,104
Machinery & Tools – 1.2%
Carrier Global Corp.	208,426	$12,882,811
Keyence Corp.	9,500	4,773,950
		$17,656,761
Medical Equipment – 10.1%
Abbott Laboratories	106,998	$11,309,689
Becton, Dickinson and Co.	158,246	26,208,702
Cooper Companies, Inc. (a)	176,712	12,779,812
Medtronic PLC	346,293	29,569,959
STERIS PLC	61,425	14,029,470
Thermo Fisher Scientific, Inc.	53,596	30,780,183
Waters Corp. (a)	57,418	21,664,386
		$146,342,201
Natural Gas - Pipeline – 1.0%
DT Midstream, Inc.	100,993	$13,937,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – 3.0%
American Express Co.	59,516	$20,012,255
Erste Group Bank AG	49,845	6,462,260
Grupo Financiero Banorte S.A. de C.V.	405,461	4,695,711
National Bank of Greece S.A.	702,243	13,037,644
		$44,207,870
Pharmaceuticals & Biotechnology – 2.9%
Gilead Sciences, Inc.	119,674	$15,582,752
Merck KGaA	87,415	14,429,893
Roche Holding AG	29,461	12,885,657
		$42,898,302
Retail & E-commerce – 4.3%
Amazon.com, Inc. (a)	231,028	$62,742,584
Semiconductor & Electronic Components – 9.2%
Broadcom, Inc.	102,050	$39,726,024
Hoya Corp.	48,600	7,450,115
Microchip Technology, Inc.	81,287	6,038,811
NVIDIA Corp.	272,425	54,689,319
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	63,753	25,772,150
		$133,676,419
Software – 7.5%
Check Point Software Technologies Ltd. (a)	86,318	$10,973,607
Dassault Systemes SE	541,579	12,604,606
Microsoft Corp.	150,234	69,816,745
Sage Group PLC	1,185,719	15,653,184
		$109,048,142
Telecom - Infrastructure – 0.8%
Cellnex Telecom S.A.	390,484	$12,099,202
Transportation & Logistics – 2.5%
Canadian Pacific Kansas City Ltd.	177,720	$15,797,531
Union Pacific Corp.	70,493	20,593,120
		$36,390,651
Travel, Gaming, & Lodging – 1.4%
Aena SME S.A.	376,638	$11,668,032
Marriott International, Inc., “A”	12,447	4,640,615
Whitbread PLC	127,339	4,307,691
		$20,616,338
Total Common Stocks		$1,441,911,021
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.73% (v)	6,877,918	$6,879,293

Other Assets, Less Liabilities – 0.5%		7,787,243
Net Assets – 100.0%		$1,456,577,557

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,879,293 and
$1,441,911,021, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$877,419,238	$—	$—	$877,419,238
France	26,570,485	116,163,814	—	142,734,299
United Kingdom	47,495,722	68,069,908	—	115,565,630
Germany	60,293,563	—	—	60,293,563
Switzerland	52,401,615	—	—	52,401,615
Spain	12,099,202	30,873,968	—	42,973,170
Japan	23,514,099	12,224,065	—	35,738,164
Taiwan	25,772,150	—	—	25,772,150
Italy	15,990,000	—	—	15,990,000
Other Countries	44,504,493	28,518,699	—	73,023,192
Investment Companies	6,879,293	—	—	6,879,293
Total	$1,192,939,860	$255,850,454	$—	$1,448,790,314
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At July 31, 2026, the value of securities loaned was $929,365. These loans were collateralized by U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $995,958.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$14,173,718	$284,334,450	$291,628,887	$(1,359)	$1,371	$6,879,293

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$147,631	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2026, are as follows:
United States	60.1%
France	9.8%
United Kingdom	8.0%
Germany	4.2%
Switzerland	3.6%
Spain	3.0%
Japan	2.5%
Taiwan	1.8%
Italy	1.1%
Other Countries	5.9%